UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edoma Partners LLP
Address: 11-12 Clifford Street
         London, United Kingdom  W1S 2LL

13F File Number:  028-14293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Anthony
Title:     Operations Officer
Phone:     +44 20 7866 9125

Signature, Place, and Date of Signing:

 /s/   John Anthony     London, UK     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $325,696 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP INC               CL A             037604105     9578   241800 SH       SOLE                   241800        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     2134   144300 SH       SOLE                   144300        0        0
BRASIL TELECOM SA              SPONS ADR PFD    10553M101    12356   707700 SH       SOLE                   707700        0        0
BRF-BRASIL FOODS S A           SPONSORED ADR    10552T107    16925   965500 SH       SOLE                   965500        0        0
CISCO SYS INC                  COM              17275R102    14663   946000 SH       SOLE                   946000        0        0
COMCAST CORP NEW               CL A             20030N101     2448   117000 SH       SOLE                   117000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     3344   367000 SH       SOLE                   367000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    10932  1200000 SH  CALL SOLE                  1200000        0        0
EL PASO CORP                   COM              28336L109    20516  1173700 SH       SOLE                  1173700        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     2603   167700 SH       SOLE                   167700        0        0
ITT CORP NEW                   COM              450911102     9815   233700 SH       SOLE                   233700        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     1930    79000 SH       SOLE                    79000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      977    17700 SH       SOLE                    17700        0        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105    29827   789500 SH       SOLE                   789500        0        0
NII HLDGS INC                  CL B NEW         62913F201     6816   252903 SH       SOLE                   252903        0        0
PEPSICO INC                    COM              713448108    16168   261200 SH       SOLE                   261200        0        0
ROWAN COS INC                  COM              779382100    11804   391000 SH       SOLE                   391000        0        0
SARA LEE CORP                  COM              803111103     7554   462028 SH       SOLE                   462028        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4569   453400 SH       SOLE                   453400        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   125879   796400 SH  CALL SOLE                   796400        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    14858   434309 SH       SOLE                   434309        0        0